Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the energy, information technology and financials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the health care and real estate sectors and a larger allocation to the utilities sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Corning, Inc., a technology company specializing in glass, ceramics and related materials; Williams Companies, Inc., a natural gas pipeline operator; TechnipFMC PLC, a French-American UK-domiciled company that provides services for the energy industry; Citigroup, Inc., a money center bank; and Alphabet, Inc., the holding company of Google and its subsidiaries, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the utilities, health care and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and industrials sectors and a larger weighting to the energy sector detracted from relative results.
Individual holdings
| Fund positions in AES Corp., an independent power provider; Humana, a health insurance company; Teradata Corp., a cloud-based data analytics solutions and services company; CVS Health Corp., a healthcare company that owns CVS Pharmacy, CVS Caremark and Aetna; and Centene Corp., a managed care company that primarily focuses on Medicaid, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	12.86	9.57	9.26
Russell 1000 ® Value Index	14.37	8.68	8.49
S&P 500 ® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,384,072,669
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,338,207
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,384,072,669
Total number of portfolio holdings	37
Management services fees (represents 0.68% of Fund average net assets)	$ 14,338,207
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Boeing Co. (The)	3.7%
Verizon Communications, Inc.	3.7%
Citigroup, Inc.	3.5%
EPAM Systems, Inc.	3.5%
PG&E Corp.	3.3%
Alphabet, Inc., Class A	3.2%
American International Group, Inc.	3.1%
AES Corp. (The)	3.1%
Lowe's Companies, Inc.	3.1%
Corning, Inc.	3.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Boeing Co. (The)	3.7%
Verizon Communications, Inc.	3.7%
Citigroup, Inc.	3.5%
EPAM Systems, Inc.	3.5%
PG&E Corp.	3.3%
Alphabet, Inc., Class A	3.2%
American International Group, Inc.	3.1%
AES Corp. (The)	3.1%
Lowe's Companies, Inc.	3.1%
Corning, Inc.	3.0%

Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the energy, information technology and financials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the health care and real estate sectors and a larger allocation to the utilities sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Corning, Inc., a technology company specializing in glass, ceramics and related materials; Williams Companies, Inc., a natural gas pipeline operator; TechnipFMC PLC, a French-American UK-domiciled company that provides services for the energy industry; Citigroup, Inc., a money center bank; and Alphabet, Inc., the holding company of Google and its subsidiaries, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the utilities, health care and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and industrials sectors and a larger weighting to the energy sector detracted from relative results.
Individual holdings
| Fund positions in AES Corp., an independent power provider; Humana, a health insurance company; Teradata Corp., a cloud-based data analytics solutions and services company; CVS Health Corp., a healthcare company that owns CVS Pharmacy, CVS Caremark and Aetna; and Centene Corp., a managed care company that primarily focuses on Medicaid, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	12.58	9.29	8.98
Russell 1000 ® Value Index	14.37	8.68	8.49
S&P 500 ® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,384,072,669
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,338,207
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,384,072,669
Total number of portfolio holdings	37
Management services fees (represents 0.68% of Fund average net assets)	$ 14,338,207
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Boeing Co. (The)	3.7%
Verizon Communications, Inc.	3.7%
Citigroup, Inc.	3.5%
EPAM Systems, Inc.	3.5%
PG&E Corp.	3.3%
Alphabet, Inc., Class A	3.2%
American International Group, Inc.	3.1%
AES Corp. (The)	3.1%
Lowe's Companies, Inc.	3.1%
Corning, Inc.	3.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Boeing Co. (The)	3.7%
Verizon Communications, Inc.	3.7%
Citigroup, Inc.	3.5%
EPAM Systems, Inc.	3.5%
PG&E Corp.	3.3%
Alphabet, Inc., Class A	3.2%
American International Group, Inc.	3.1%
AES Corp. (The)	3.1%
Lowe's Companies, Inc.	3.1%
Corning, Inc.	3.0%

Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the energy, information technology and financials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the health care and real estate sectors and a larger allocation to the utilities sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Corning, Inc., a technology company specializing in glass, ceramics and related materials; Williams Companies, Inc., a natural gas pipeline operator; TechnipFMC PLC, a French-American UK-domiciled company that provides services for the energy industry; Citigroup, Inc., a money center bank; and Alphabet, Inc., the holding company of Google and its subsidiaries, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the utilities, health care and real estate sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the financials and industrials sectors and a larger weighting to the energy sector detracted from relative results.
Individual holdings
| Fund positions in AES Corp., an independent power provider; Humana, a health insurance company; Teradata Corp., a cloud-based data analytics solutions and services company; CVS Health Corp., a healthcare company that owns CVS Pharmacy, CVS Caremark and Aetna; and Centene Corp., a managed care company that primarily focuses on Medicaid, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	12.75	9.43	9.12
Russell 1000 ® Value Index	14.37	8.68	8.49
S&P 500 ® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,384,072,669
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,338,207
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,384,072,669
Total number of portfolio holdings	37
Management services fees (represents 0.68% of Fund average net assets)	$ 14,338,207
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Boeing Co. (The)	3.7%
Verizon Communications, Inc.	3.7%
Citigroup, Inc.	3.5%
EPAM Systems, Inc.	3.5%
PG&E Corp.	3.3%
Alphabet, Inc., Class A	3.2%
American International Group, Inc.	3.1%
AES Corp. (The)	3.1%
Lowe's Companies, Inc.	3.1%
Corning, Inc.	3.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Boeing Co. (The)	3.7%
Verizon Communications, Inc.	3.7%
Citigroup, Inc.	3.5%
EPAM Systems, Inc.	3.5%
PG&E Corp.	3.3%
Alphabet, Inc., Class A	3.2%
American International Group, Inc.	3.1%
AES Corp. (The)	3.1%
Lowe's Companies, Inc.	3.1%
Corning, Inc.	3.0%